Asset Retirement Obligations - Schedule of Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Asset Retirement Obligations [Abstract]
ARO Liability - Balance	$ 397	$ 411
Additional obligations incurred
Disposals	(235)
Accretion expense	24	20
Foreign exchange gain/(loss)	11	(34)
ARO Liability - Balance	$ 197	$ 397